Long-term debt	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Long-term debt	Long-term debt
In September 1, 2022, , the Entity obtained a three-year unsecured sustainability-linked revolving credit facility for $200 million. This loan bears interest at a rate of SOFR plus 1.60 percentage points. As a part of such revolving credit, Vesta paid debt issuance costs in an amount of $1,339,606. As of December 31, 2023 no amount has been borrowed yet.
On May 13, 2021, the Entity offered $350,000,000 of Senior Notes (“Vesta ESG Global bond 35/8 05/31”) with maturity on May 13, 2031. The notes bear interest at a rate of 3.625%. The cost of such debt issuance was $7,746,222.
On August 2, 2019, the Entity entered into a new five-year unsecured credit agreement with various financial institutions for an aggregated amount of $80,000,000 which proceeds were received on the same date;, and a revolving credit line of $125,000,000. This loan bears interest at a rate of LIBOR plus 2.15 percentage points. On March 23, 2020 and April 7, 2020, the Entity borrowed $85,000,000 and $40,000,000, respectively, out of the revolving credit line, bearing quarterly interest at a rate of LIBOR plus 1.85 percentage points.
On June 25, 2019, the Entity entered into a 10-year Senior Note series RC and 12-year Senior Note series RD with various financial institutions, for aggregate amounts of $70,000,000 and $15,000,000, respectively. Each Series RC notes and Series RD notes bear interest on the unpaid balance at the rates of 5.18% and 5.28%, respectively.
On May 31, 2018, the Entity entered into an agreement for the issuance and sale of Series A Senior Note of $45,000,000 due on May 31, 2025, and Series B Senior Note of $45,000,000 due on May 31, 2028. Each Series A Note and Series B Note bear interest on the unpaid balance at the rates of 5.50% and 5.85%, respectively.
On November 1, 2017, the Entity entered into a loan agreement with Metropolitan Life Insurance Company for $118,000,000 due on December 1, 2027. This loan bears interest at a rate of 4.75%.
On September 22, 2017, the Entity entered into an agreement for an issuance and sale Series A Senior Note of $65,000,000 due on September 22, 2024, and Series B Senior Note of $60,000,000 due on September 22, 2027. Each Series A Note and Series B Note bears interest on the unpaid balance of such Series A Note and Series B Note at the rates of 5.03% and 5.31%, respectively, payable semiannually on the September 22 and March 22 of each year.
On July 27, 2016, the Entity entered into a 10-year loan agreement with Metropolitan Life Insurance Company (“MetLife”) for a total amount of $150,000,000 due on August 2026. The proceeds of both of the aforementioned credit facilities were used to settle the Entity’s debt with Blackstone which matured on August 1, 2016.
The long-term debt is comprised by the following notes:

Loan	Amount	Annual interest rate	Monthly amortization	Maturity	31/12/2023	31/12/2022	31/12/2021

MetLife 10-year	150,000,000	4.55%	(1)	August 2026	144,266,224	146,723,915	149,071,012
Series A Senior Note	65,000,000	5.03%	(3)	September 2024	65,000,000	65,000,000	65,000,000
Series B Senior Note	60,000,000	5.31%	(3)	September 2027	60,000,000	60,000,000	60,000,000
Series A Senior Note	45,000,000	5.50%	(3)	May 2025	45,000,000	45,000,000	45,000,000
Series B Senior Note	45,000,000	5.85%	(3)	May 2028	45,000,000	45,000,000	45,000,000
MetLife 10-year	118,000,000	4.75%	(2)	December 2027	103,955,374	117,867,109	118,000,000
MetLife 8-year	26,600,000	4.75%	(1)	August 2026	25,620,991	26,041,321	26,441,925
Series RC Senior Note	70,000,000	5.18%	(4)	June 2029	70,000,000	70,000,000	70,000,000
Series RD Senior Note	15,000,000	5.28%	(5)	June 2031	15,000,000	15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31	350,000,000	3.63%	(6)	May 2031	350,000,000	350,000,000	350,000,000
					923,842,589	940,632,345	943,512,937

Less: Current portion					(69,613,002)	(4,627,154)	(2,880,592)

Less: Direct issuance cost					(8,655,835)	(10,132,759)	(9,979,721)

Total Long-term debt					$845,573,752	$925,872,432	$930,652,624
(1)On July 22, 2016 the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. On March 2021, under this credit facility, an additional loan was contracted for $26,600,000 bearing interest on a monthly basis at a fixed interest rate of 4.75%. Principal amortization over the two loans will commence on September 1, 2023. This credit facility is guaranteed with 48 of the Entity’s properties.
(2)On November 1, 2017, the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. The loan bears monthly interest only for 60 months and thereafter monthly amortizations of principal and interest until it matures on December 1, 2027. This loan is secured by 19 of the Entity’s investment properties under a Guarantee Trust. On November 28, 2023, the Entity prepaid $12,194,600 associated with the sale of one investment property under the Guarantee trust.
(3)Series A Senior Notes and Series B Senior Notes are not secured by investment properties of the Entity. The interest on these notes is paid on a monthly basis. As of December 31, 2023, Series A Senior Notes were reclassified to the Current portion of long-term debt.
(4)On June 25, 2019, the Entity entered into a 10-year senior notes series RC to financial institutions, interest on these loans is paid on a semiannual basis December 14, 2019. The note payable matures on June 14, 2029. Five of its subsidiaries are joint obligators under these notes payable.
(5)On June 25, 2019, the Entity entered into a 12-year note payable to financial institutions, interest on these loans is paid on a semiannual basis beginning December 14, 2019. The note payable matures on June 14, 2031. Five of its subsidiaries are joint obligators under these notes payable.
(6)On May 13, 2021, the Entity offered $350,000,000 Senior Notes, Vesta ESG Global bond 35/8 05/31 with maturity on May 13, 2031. Interest is paid on a semiannual basis at an annual interest rate of 3.625%. The cost incurred for this issuance was $7,746,222.
These credit agreements require the Entity to maintain certain financial and to comply with certain affirmative and negative covenants. The Entity is in compliance with such covenants as of December 31, 2023.
The credit agreements also entitle MetLife to withhold certain amounts deposited by the Entity in a separate fund as guarantee deposits for the debt service and tenants guarantee deposits of the Entity’s investment properties pledged as collateral. Such amounts are presented as guaranteed deposit assets in the consolidated statement of financial position.
Scheduled maturities and periodic amortization of long-term debt are as follows:

2025	49,856,047
2026	165,520,823
2027	98,852,717
2028	105,000,000
2029	70,000,000
Thereafter	365,000,000
Less: direct issuance cost	(8,655,835)

Total long-term debt	$845,573,752